Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000096677 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096677 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096677 | BB
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000096677 | B
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000096677 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096677 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096677 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096677 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096677 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096677 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096677 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096677 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096677 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096677 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096677 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096677 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096677 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000096677 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096677 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096677 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096677 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096677 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096677 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096677 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096677 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096677 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096677 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096677 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000096677 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096677 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096677 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096677 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096677 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096677 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096677 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096677 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000096679 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096679 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096679 | BB
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000096679 | B
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000096679 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096679 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096679 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096679 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096679 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096679 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096679 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096679 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096679 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096679 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096679 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096679 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096679 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096679 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000096679 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096679 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096679 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096679 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096679 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096679 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096679 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096679 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096679 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096679 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096679 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000096679 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096679 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096679 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096679 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096679 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096679 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096679 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096679 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000176652 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176652 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176652 | BB
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000176652 | B
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000176652 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176652 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176652 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000176652 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000176652 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176652 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000176652 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000176652 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176652 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176652 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176652 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176652 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176652 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176652 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000176652 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176652 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176652 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176652 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176652 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176652 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176652 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176652 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176652 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176652 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176652 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000176652 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176652 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176652 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176652 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176652 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176652 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176652 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000096680 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096680 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096680 | BB
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000096680 | B
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000096680 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096680 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096680 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096680 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096680 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096680 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096680 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096680 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096680 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096680 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096680 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096680 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096680 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096680 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000096680 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096680 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096680 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096680 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096680 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096680 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096680 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096680 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096680 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096680 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096680 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000096680 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096680 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096680 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096680 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096680 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096680 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096680 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096680 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000096681 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096681 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096681 | BB
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000096681 | B
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000096681 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096681 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096681 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096681 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096681 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096681 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096681 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096681 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096681 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096681 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096681 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096681 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096681 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096681 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000096681 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096681 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096681 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096681 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096681 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096681 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096681 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096681 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096681 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096681 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096681 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000096681 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096681 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096681 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096681 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096681 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096681 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096681 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096681 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)